Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

(4) Property and Equipment

Property and equipment consist of the following (in thousands):

	Estimated Life	March 31, 2024	December 31, 2023
Computer equipment	3 years	$39	$39
Lab equipment	5 years	130	130
Furniture and fixtures	5 years	37	37
Computer software	3 years	16	16
		222	222
Accumulated depreciation and amortization		(215)	(212)
Property and equipment, net		$7	$10

For the three months ended March 31, 2024 and 2023, depreciation and amortization expense was $3,000 and $4,000 respectively.

(4) Property and Equipment

Property and equipment consist of the following (in thousands):

	Estimated Life	December 31, 2023	December 31, 2022
Computer equipment	3 years	$39	$39
Lab equipment	5 years	130	130
Furniture and fixtures	5 years	37	44
Computer software	3 years	16	16
		222	229
Accumulated depreciation and amortization		(212)	(204)
Property and equipment, net		$10	$25

For the years ended December 31, 2023 and 2022, depreciation and amortization expense was $15,000 and $20,000, respectively.